Note 3 - Liquidity and Summary of Significant Accounting Principles (Details Textual)			1 Months Ended	3 Months Ended				4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 04, 2015	Aug. 11, 2015	Jan. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	May 04, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	May 05, 2016 USD ($)	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents, at Carrying Value				$ 1,337,759					$ 2,620,023	$ 2,620,023		$ 10,358,209
Debt, Long-term and Short-term, Combined Amount				0					0	0
Backstop Commitments				3,000,000					3,000,000	3,000,000
Cash, Uninsured Amount				1,100,000					2,400,000	2,400,000
Cash, FDIC Insured Amount				250,000					250,000	250,000
Allowance for Doubtful Accounts Receivable				409,000					409,000	409,000	$ 97,000
Inventory, Finished Goods, Net of Reserves									18,123	18,123	115,792
Inventory, Raw Materials, Net of Reserves									59,798	59,798	196,500
Inventory Valuation Reserves				7,000					$ 8,000	8,000	58,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				0						0
Impairment of Intangible Assets (Excluding Goodwill)				$ 0						$ 0
License and Maintenance Revenue								$ 140,000			$ 400,000
License and Services Revenue							$ 3,000,000
Percentage of Revenues Generated Outside of United States				35.00%	12.00%			11.00%	22.00%		31.00%
Number of Operating Segments										1
Remaining Accrual for Business Exit Costs									$ 200,000	$ 200,000	$ 200,000
Restructuring Reserve, Current											300,000
Goodwill, Impairment Loss				$ 0		$ 1,100,000				$ 0
Number of Reporting Units				1						1
The 2016 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares				22,500	0					1,370,000
Employee Stock Option [Member]
Fair Value Assumptions, Expected Dividend Rate				0.00%						0.00%
Realignment Plan [Member]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	22.00%	30.00%
Restructuring and Related Cost, Expected Number of Positions Eliminated	7		4
Severance Costs			$ 500,000								900,000
Realignment Plan [Member] | Selling and Marketing Expense [Member]
Severance Costs											200,000
Realignment Plan [Member] | Research and Development Expense [Member]
Severance Costs											200,000
Realignment Plan [Member] | General and Administrative Expense [Member]
Severance Costs											400,000
Product Revenues [Member]
Deferred Revenue											100,000
Licensing Agreements [Member]
Deferred Revenue											1,000,000
Predecessor [Member]
Cash and Cash Equivalents, at Carrying Value					$ 685,483			$ 10,358,209			922,317		$ 15,946,425
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						22,600,000
Goodwill, Fair Value Disclosure						0
Goodwill, Impairment Loss						$ 1,100,000					$ 1,128,517
Minimum [Member]
Inventory Shelf Life				1 year 180 days						1 year 180 days
Minimum [Member] | Property and Equipment Excluding Furniture, Lab, and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life				1 year						1 year
Minimum [Member] | Furniture, Lab and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life				4 years						4 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life				3 years						3 years
Maximum [Member]
Inventory Shelf Life				2 years						2 years
Maximum [Member] | Property and Equipment Excluding Furniture, Lab, and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life				4 years						4 years
Maximum [Member] | Furniture, Lab and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life				6 years						6 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life				6 years						6 years